Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 7,559	$ 1,096	¥ 10,226	¥ 22,472
Accretion of the redeemable noncontrolling interests	(591)	(86)	(350)	(88)
Numerator for basic EPS computation	6,968	1,010	9,876	22,384
Numerator for diluted EPS calculation	¥ 6,968	$ 1,010	¥ 9,876	¥ 22,384